Employee benefits liabilities	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Employee benefits liabilities
Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31
	2018			2017
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€34	€4,475	€4,509	€34	€4,789	€4,823
Health care and life insurance plans	134	2,082	2,216	126	2,153	2,279
Other post-employment benefits	82	737	819	109	878	987
Other provisions for employees	345	581	926	425	764	1,189
Total Employee benefits liabilities	€595	€7,875	€8,470	€694	€8,584	€9,278

The Group continuing operations recognized a total expense of €1,518 million for defined contribution and state plans for the year ended December 31, 2018 (€1,472 million in 2017 and €1,372 million in 2016).
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31
	2018	2017
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€22,767	€25,528
Health care and life insurance plans	2,216	2,279
Other post-employment benefits	819	987
Total present value of defined benefit obligations (a)	25,802	28,794

Fair value of plan assets (b)	18,819	21,218
Asset ceiling (c)	13	14
Total net defined benefit plans (a - b + c)	6,996	7,590
of which:
Net defined benefit liability (d)	7,544	8,089
Defined benefit plan asset	(548)	(499)

Other provisions for employees (e)	926	1,189
Total Employee benefits liabilities (d + e)	€8,470	€9,278

Pension benefits
Liabilities arising from the Group's defined benefit plans are usually funded by contributions made by Group subsidiaries, and at times by their employees, into legally separate trusts from which the employee benefits are paid. The Group’s funding policy for defined benefit pension plans is to contribute the minimum amounts required by applicable laws and regulations. Occasionally, additional discretionary contributions are made in excess of those legally required to achieve certain desired funding levels. In the U.S., these excess amounts are tracked and the resulting credit balance can be used to satisfy minimum funding requirements in future years. At December 31, 2018, the combined credit balances for the U.S. and Canada qualified pension plans were approximately €2.5 billion, and the usage of the credit balances to satisfy minimum funding requirements is subject to the plans maintaining certain funding levels. During the year ended December 31, 2018, 2017 and 2016, the Group made pension contributions in the U.S. and Canada totaling €724 million, €124 million and €445 million, respectively, including an accelerated discretionary contribution in September 2018 of €670 million ($800 million) to certain of our U.S. pension plans, which resulted in tax benefits (refer to Note 7, Tax expense for further information). The Group's contributions to pension plans for 2019 are expected to be €508 million, of which €479 million relate to the U.S. and Canada, with €438 million being discretionary contributions and €41 million which will be made to satisfy minimum funding requirements.
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2019	€1,507
2020	€1,486
2021	€1,471
2022	€1,460
2023	€1,451
2024-2028	€7,285

The following table summarizes changes in the pension plans:

	2018				2017
	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)
	(€ million)
At January 1	€25,528	€(21,218)	€14	€4,324	€28,065	€(23,049)	€12	€4,668
Included in the Consolidated Income Statement	1,189	(680)	—	509	1,259	(817)	—	442
Included in Other comprehensive income:
Actuarial (gains)/losses from:
Demographic and other assumptions	(196)	—	—	(196)	(42)	—	—	(42)
Financial assumptions	(1,530)	—	—	(1,530)	1,567	—	—	1,567
Return on assets	—	1,530	—	1,530	—	(1,589)	—	(1,589)
Changes in the effect of limiting net assets	—	—	(1)	(1)	—	—	3	3
Changes in exchange rates	792	(584)	—	208	(3,006)	2,445	(1)	(562)
Other:
Employer contributions	—	(756)	—	(756)	—	(141)	—	(141)
Plan participant contributions	2	(2)	—	—	—	(3)	—	(3)
Benefits paid	(1,568)	1,556	—	(12)	(1,751)	1,735	—	(16)
Settlements paid	(1,187)	1,187	—	—	(563)	563	—	—
Transfer to Liabilities held for sale	(268)	126	—	(142)	—	—	—	—
Other changes	5	22	—	27	(1)	(2)	—	(3)
At December 31	€22,767	€(18,819)	€13	€3,961	€25,528	€(21,218)	€14	€4,324

Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Current service cost	€172	€169	€172
Interest expense	925	1,083	1,148
Interest income	(759)	(907)	(939)
Other administration costs	79	94	95
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	92	(3)	(9)
Items relating to discontinued operations	—	6	6
Total recognized in the Consolidated Income Statement	€509	€442	€473

During the year ended December 31, 2018, the Group settled a portion of the supplemental retirement plan in NAFTA, resulting in a refund of excess assets of €22 million. The corresponding settlement charge of €78 million was recognized within Selling, general and other in the Consolidated Income Statement for the year ended December 31, 2018.
During the year ended December 31, 2018, the Group also entered into an annuity buyout relating to two of its U.S. defined benefit plans. A total of €841 million was paid to a third-party insurance company in settlement of FCA's obligations, resulting in a settlement loss of €12 million that was recognized within Selling, general and other in the Consolidated Income Statement for the year ended December 31, 2018.
During the year ended December 31, 2017, the Group entered into an annuity buyout relating to two of its U.S. defined benefit plans. A total of €563 million was paid to a third-party insurance company in settlement of FCA's obligations, resulting in a settlement loss of €1 million that was recognized within Cost of revenues and Selling, general and other in the Consolidated Income Statement for the year ended December 31, 2017.
During the year ended December 31, 2016, the Group amended its U.S. defined benefit plan for salaried employees to allow certain terminated vested participants to accept a lump-sum amount. A total of €214 million was paid to participants who accepted the offer in December 2016. The plan amendment resulted in a settlement gain of €29 million that was recognized within Selling, general and other costs in the Consolidated Income Statement for the year ended December 31, 2016.
The fair value of plan assets by class was as follows:

	At December 31
	2018		2017
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€672	€615	€628	€611
U.S. equity securities	1,286	1,284	1,426	1,426
Non-U.S. equity securities	784	757	1,098	1,098
Commingled funds	1,833	606	2,684	1,138
Equity instruments	3,903	2,647	5,208	3,662
Government securities	2,717	916	2,601	803
Corporate bonds (including convertible and high yield bonds)	4,944	—	5,864	—
Other fixed income	1,307	86	1,071	114
Fixed income securities	8,968	1,002	9,536	917
Private equity funds	2,066	—	1,962	—
Commingled funds	56	53	165	162
Real estate funds	1,392	3	1,374	13
Hedge funds	1,676	26	1,893	49
Investment funds	5,190	82	5,394	224
Insurance contracts and other	86	12	452	50
Total fair value of plan assets	€18,819	€4,358	€21,218	€5,464

Non-U.S. equity securities are invested broadly in developed international and emerging markets. Fixed income securities are debt instruments primarily comprised of long-term U.S. Treasury and global government bonds, as well as U.S., developed international and emerging market companies’ debt securities diversified by sector, geography and through a wide range of market capitalizations. Private equity funds include those in limited partnerships that invest primarily in the equity of companies that are not publicly traded on a stock exchange. Private debt funds include those in limited partnerships that invest primarily in the debt of companies and real estate developers. Commingled funds include common collective trust funds, mutual funds and other investment entities. Real estate fund investments include those in limited partnerships that invest in various commercial and residential real estate projects both domestically and internationally. Hedge fund investments include those seeking to maximize absolute return using a broad range of strategies to enhance returns and provide additional diversification.
The investment strategies and objectives for pension assets primarily in the U.S. and Canada reflect a balance of liability-hedging and return-seeking investment considerations. The investment objectives are to minimize the volatility of the value of pension assets relative to pension liabilities and to ensure that assets are sufficient to pay plan obligations. The objective of minimizing the volatility of assets relative to liabilities is addressed primarily through asset diversification, partial asset-liability matching and hedging. Assets are broadly diversified across many asset classes to achieve risk-adjusted returns that, in total, lower asset volatility relative to the liabilities. Additionally, in order to minimize pension asset volatility relative to the pension liabilities, a portion of the pension plan assets are allocated to fixed income securities. The Group policy for these plans ensures actual allocations are in line with target allocations as appropriate.
Assets are actively monitored and managed primarily by external investment managers. Investment managers are not permitted to invest outside of the asset class or strategy for which they have been appointed. The Group uses investment guidelines to ensure investment managers invest solely within the mandated investment strategy. Certain investment managers use derivative financial instruments to mitigate the risk of changes in interest rates and foreign currencies impacting the fair values of certain investments. Derivative financial instruments may also be used in place of physical securities when it is more cost-effective and/or efficient to do so. Plan assets do not include FCA shares or properties occupied by Group companies, with the possible exception of commingled investment vehicles where FCA does not control the investment guidelines.
Sources of potential risk in pension plan assets relate to market risk, interest rate risk and operating risk. Market risk is mitigated by diversification strategies and as a result, there are no significant concentrations of risk in terms of sector, industry, geography, market capitalization, manager or counterparty. Interest rate risk is mitigated by partial asset-liability matching. The fixed income target asset allocation partially matches the bond-like and long-dated nature of the pension liabilities. Interest rate increases generally will result in a decline in the fair value of the investments in fixed income securities and the present value of the obligations. Conversely, interest rate decreases will generally increase the fair value of the investments in fixed income securities and the present value of the obligations. Operating risks are mitigated through ongoing oversight of external investment managers’ style adherence, team strength, firm health and internal controls.
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31
	2018			2017
	U.S.	Canada	UK	U.S.	Canada	UK
Discount rate	4.4%	3.8%	2.8%	3.8%	3.5%	2.7%
Future salary increase rate	—%	3.5%	3.0%	—%	3.5%	3.2%

The average duration of U.S. and Canadian liabilities was approximately 11 years and 13 years, respectively. The average duration of UK pension liabilities was approximately 20 years.
Health care and life insurance plans
Liabilities arising from these unfunded plans comprise obligations for retiree health care and life insurance granted to employees and to retirees in the U.S. and Canada. Upon retirement from the Group, these employees may become eligible for continuation of certain benefits. Benefits and eligibility rules may be modified periodically. The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2019	€134
2020	€133
2021	€133
2022	€133
2023	€133
2024-2028	€668

Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2018	2017
	(€ million)
Present value of obligations at January 1	€2,279	€2,466
Included in the Consolidated Income Statement	110	120
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	37	(52)
- Financial assumptions	(161)	160
Effect of movements in exchange rates	81	(278)
Other:
Benefits paid	(128)	(137)
Transfer to Liabilities held for sale	(2)	—
Present value of obligations at December 31	€2,216	€2,279

Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31
	2018	2017	2016
	(€ million)
Current service cost	€22	€22	€26
Interest expense	88	98	107
Past service costs/(credits) and losses/(gains) arising from settlements	—	—	(3)
Total recognized in the Consolidated Income Statement	€110	€120	€130

Health care and life insurance plans are accounted for on an actuarial basis, which requires the selection of various assumptions. In particular, it requires the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events such as health care cost increases and demographic experience.
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31
	2018		2017
	U.S.	Canada	U.S.	Canada
Discount rate	4.4%	3.8%	3.9%	3.6%
Salary growth	1.5%	1.0%	1.5%	1.0%
Weighted average ultimate healthcare cost trend rate	4.4%	4.0%	4.5%	4.5%

The average duration of the U.S. and Canadian liabilities was approximately 12 years and 16 years, respectively.
The annual rate of increase in the per capita cost of covered U.S. health care benefits assumed for next year and used in the 2018 plan valuation was 6.4 percent (6.8 percent in 2017). The annual rate was assumed to decrease gradually to 4.4 percent through 2037 and remain at that level thereafter. The annual rate of increase in the per capita cost of covered Canadian health care benefits assumed for next year and used in the 2018 plan valuation was 4.4 percent (4.8 percent in 2017). The annual rate was assumed to decrease gradually to 4.0 percent through 2040 and remain at that level thereafter.
Other post-employment benefits
Other post-employment benefits comprises other employee benefits granted to Group employees in Europe and includes the Italian employee severance indemnity (trattamento di fine rapporto, or “TFR”) obligation required under Italian Law, amounting to €664 million at December 31, 2018 and €752 million at December 31, 2017.
The amount of TFR to which each employee is entitled must be paid when the employee leaves the Group and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions, the entitlement may be partially advanced to an employee during their working life.
The legislation governing this scheme was amended by Law 296 of December 27, 2006 and subsequent decrees and regulations issued in 2007. Under these amendments, companies with at least 50 employees were obliged to transfer the TFR obligation to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the company itself. Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form of defined contribution plans under IAS 19 - Employee Benefits, whereas the amounts recorded in the provision for employee severance pay retain the nature of defined benefit plans. Accordingly, the provision for employee severance indemnity in Italy consisted of the residual TFR obligation through December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been entirely earned, with the sole exception of future revaluations. Since 2007, the scheme has been classified as a defined contribution plan and the Group recognizes the associated cost over the period in which the employee renders service.
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2018	2017
	(€ million)
Present value of obligations at January 1	€987	€987
Included in the Consolidated Income Statement	23	23
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	2	18
- Financial assumptions	(5)	(3)
Effect of movements in exchange rates	(3)	(5)
Other:
Benefits paid	(50)	(48)
Transfer to Liabilities held for sale	(98)	—
Other changes	(37)	15
Present value of obligations at December 31	€819	€987

Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Current service cost	€9	€9	€6
Interest expense	14	11	14
Past service costs/(credits) and losses/(gains) arising from settlements	—	—	1
Items relating to discontinued operations	—	3	5
Total recognized in the Consolidated Income Statement	€23	€23	€26

The discount rates used for the measurement of the Italian TFR obligation are based on yields of high-quality (AA rated) fixed income securities for which the timing and amounts of maturities match the timing and amounts of the projected benefit payments. For this plan, the single weighted average discount rate that reflects the estimated timing and amount of the scheme future benefit payments for 2018 was 1.4 percent (1.2 percent in 2017). The average duration of the Italian TFR is approximately 7 years. Retirement or employee leaving rates are developed to reflect actual and projected Group experience and legal requirements for retirement in Italy.
Other provisions for employees
Other provisions for employees primarily include long-term disability benefits, supplemental unemployment benefits, variable and other deferred compensation, as well as bonuses granted for tenure at the Company.